Provisions (Details) € in Thousands	12 Months Ended
Jun. 30, 2023 EUR (€)
Provisions
Provisions at beginning of fiscal year	€ 758
Additions	1,976
Releases	(88)
Provisions at end of fiscal year	2,646
Dismantling provisions
Provisions
Provisions at beginning of fiscal year	670
Additions	1,976
Provisions at end of fiscal year	2,646
Other provisions
Provisions
Provisions at beginning of fiscal year	88
Releases	€ (88)